Offerings - Offering: 1	Sep. 17, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,192,630.49	[1]
Fee Rate	0.01531%
Amount of Registration Fee	$ 335.69	[2]
Offering Note	Calculated as the aggregate maximum purchase price for common shares of beneficial interest, based upon the net asset value per share as of September 2, 2025, of $2.66. This amount is based upon the offer to purchase up to 845,433 common shares of beneficial interest, par value $0.001 per share, of Herzfeld Credit Income Fund, Inc.

[1]	Calculated as the aggregate maximum purchase price for common shares of beneficial interest, based upon the net asset value per share as of September 2, 2025, of $2.66. This amount is based upon the offer to purchase up to 845,433 common shares of beneficial interest, par value $0.001 per share, of Herzfeld Credit Income Fund, Inc.
[2]	Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation, pursuant to Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2025.